Income Tax - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 85,500	$ 31,418	$ 17,823
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(4,275)	(4,718)	(1,246)
Tax effect of non-taxable income	3,369	8,489	2,929
Tax effect on income tax refund on dividends		(2,197)	(1,747)
Effect from entities taxes in different rates	(3,127)	(4,254)	(2,321)
Other permanent differences	(3,614)	(551)	164
Income Tax expense	$ (7,647)	$ (3,231)	$ (2,221)